Expense Example {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774